Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended		60 Months Ended
	May 31, 2024	May 31, 2024	Aug. 21, 2018	May 31, 2024
Easterly Income Opportunities Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.11%	2.33%	3.88%	2.92%
Easterly Income Opportunities Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%	2.55%	3.94%	3.38%
Easterly Income Opportunities Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	4.58%	4.86%	4.42%
Easterly Income Opportunities Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%	5.11%	5.27%	4.84%
Bloomberg U S Aggregate Bond Index [Member] | Easterly Income Opportunities Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	1.31%	0.83%	(0.17%)
Bloomberg U S Aggregate Bond Index [Member] | Easterly Income Opportunities Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	1.31%	0.83%	(0.17%)
Bloomberg U S Aggregate Bond Index [Member] | Easterly Income Opportunities Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	1.31%	0.83%	(0.17%)
Bloomberg U S Aggregate Bond Index [Member] | Easterly Income Opportunities Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%	1.31%	0.83%	(0.17%)
Without Sales Load [Member] | Easterly Income Opportunities Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	4.40%	4.95%	4.15%
Without Sales Load [Member] | Easterly Income Opportunities Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	3.54%	3.94%	3.38%